Condensed Statements of Operations (USD $)	3 Months Ended		9 Months Ended		47 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Sales	$ 11,490	$ 0	$ 11,490	$ 0	$ 11,490
Cost of Goods Sold	(11,005)	0	(11,005)	0	(11,005)
Gross Profit	485	0	485	0	485
Operating Expenses
Professional fees	117,336	11,354	505,269	23,333	874,533
Research and development costs	0	0	17,649,999	0	17,649,999
Contribution Expense	100,000	0	100,000	0	100,000
General and administrative	244,214	2,721	252,217	8,269	304,763
Total Operating Expenses	461,550	14,075	18,507,485	31,602	18,929,295
Loss from Operations	(461,065)	(14,075)	(18,507,000)	(31,602)	(18,928,810)
Other Expenses
Interest Income	497	0	497	0	497
Interest Expense	(1,750)	(6,340)	(64,574)	(19,164)	(106,205)
Total Other Income/(Expense)	(1,253)	(6,340)	(64,077)	(19,164)	(105,708)
LOSS FROM OPERATIONS BEFORE INCOME TAXES	(462,318)	(20,415)	(18,571,077)	(50,766)	(19,034,518)
Provision for Income Taxes	0	0	0	0	0
NET LOSS	$ (462,318)	$ (20,415)	$ (18,571,077)		$ (19,034,518)
Net Loss Per Share - Basic and Diluted	$ (0.04)	$ 0	$ (2.17)	$ (0.01)
Weighted average number of shares outstanding
during the year - Basic and Diluted	11,337,610	6,927,500	8,546,287	6,845,467